Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Goodwill [Line Items]
Goodwill, gross at beginning of period	$ 140,122
Accumulated impairment losses, beginning balance	(5,201)
Goodwill, beginning balance	134,921
Goodwill Transactions
Acquisitions	41,366
Foreign exchange	3,965
Goodwill, gross at ending of period	185,453
Accumulated impairment losses, ending balance	(5,201)
Goodwill, ending balance	180,252
Operating Segments [Member] | Online Game [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	116,992
Accumulated impairment losses, beginning balance	0
Goodwill, beginning balance	116,992
Goodwill Transactions
Acquisitions	33,740
Foreign exchange	3,363
Goodwill, gross at ending of period	154,095
Accumulated impairment losses, ending balance	0
Goodwill, ending balance	154,095
Operating Segments [Member] | 17173 Business [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	17,929
Accumulated impairment losses, beginning balance	0
Goodwill, beginning balance	17,929
Goodwill Transactions
Acquisitions	7,626
Foreign exchange	602
Goodwill, gross at ending of period	26,157
Accumulated impairment losses, ending balance	0
Goodwill, ending balance	26,157
Operating Segments [Member] | Others [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	5,201
Accumulated impairment losses, beginning balance	(5,201)
Goodwill, beginning balance	0
Goodwill Transactions
Acquisitions	0
Foreign exchange	0
Goodwill, gross at ending of period	5,201
Accumulated impairment losses, ending balance	(5,201)
Goodwill, ending balance	$ 0